NET (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Net (Loss) Per Ordinary share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share for each of the years presented were calculated as follows:
	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(234,908)	(594,741)	(140,190)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted	213,635,470	233,216,045	235,466,660
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted	(1.1)	(2.55)	(0.60)